Employee benefit expense (Tables)	12 Months Ended
Dec. 31, 2025
Employee benefits expense [Abstract]
Employee benefit expenses
2025 2024
Wages and salaries $ 454,002 $ 386,686
Statutory and company benefits 71,523 71,477
Expenses related to defined benefit plans [note 24] 6,617 10,929
Expenses related to defined contribution plans [note 24] 23,518 20,218
Equity-settled share-based compensation [note 23] 15,268 11,656
Cash-settled share-based compensation [note 23] 71,361 37,201
Total $ 642,289 $ 538,167